Share Based Payments (Details) - Schedule of number of options granted - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of number of options granted [Abstract]
Beginning of the year	21,550,000	25,300,000	25,216,490
Beginning of the year (in Dollars per share)	$ 0.10	$ 0.12	$ 0.19
Issued during the year	140,392,720		2,450,000
Issued during the year (in Dollars per share)	$ 0.05		$ 0.10
Exercised during the year
Exercised during the year (in Dollars per share)
Expired during the year		(3,400,000)	(2,366,490)
Expired during the year (in Dollars per share)		$ 0.25	$ 0.87
Forfeited during the year	(1,400,000)	(350,000)
Forfeited during the year (in Dollars per share)	$ 0.11	$ 0.07
Outstanding at year end	160,542,720	21,550,000	25,300,000
Outstanding at year end (in Dollars per share)	$ 0.06	$ 0.10	$ 0.12
Vested and Exercisable at year end	69,150,000	21,550,000	25,300,000
Vested and Exercisable at year end (in Dollars per share)	$ 0.09	$ 0.10	$ 0.12